Share-based compensation (Details)										12 Months Ended
	Nov. 10, 2021 shares	Apr. 30, 2019 shares	Oct. 31, 2018 shares	May 09, 2018 $ / shares shares	Apr. 30, 2018 shares	Oct. 11, 2017 shares	May 03, 2016 shares	Jun. 29, 2015 shares	Jan. 25, 2015 shares	Dec. 31, 2024 ¥ / shares	Dec. 31, 2023 ¥ / shares	Dec. 31, 2022 ¥ / shares
Share-based compensation
Number of shares granted		155,000	475,000	40,000,000	841,054	16,616,000	7,425,000	630,000	13,843,645
Expiration period (in years)										10 years
Exercise price (in dollars per share) | $ / shares				$ 4.75
Weighted-average grant date fair value of the options | ¥ / shares										¥ 10.8	¥ 10.39	¥ 9.87
Minimum [Member]
Share-based compensation
Vesting period (in years)										3 years
Maximum [Member]
Share-based compensation
Vesting period (in years)										4 years
Stock options.
Share-based compensation
Unvested share options granted	9,429,984